INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Deferred taxes, beginning	R$ 4,569,011	R$ 3,256,110	R$ 1,883,765
Deferred tax recognized in the result	(420,773)	(759,355)	1,426,696
Deferred tax recognized in other comprehensive income	(322,876)	2,073,437	(59,380)
Deferred tax acquisition of companies	1,053,406	(1,181)	5,029
Deferred taxes, ending	R$ 4,878,768	R$ 4,569,011	R$ 3,256,110